Document and Entity Information	Aug. 16, 2019
Cover [Abstract]
Document Period End Date	Aug. 16, 2019
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001068875
Document Type	8-K
Entity Registrant Name	BLUCORA, INC.
Entity File Number	000-25131
Entity Tax Identification Number	91-1718107
Entity Address, Address Line One	6333 North State Highway 161
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(972)
Local Phone Number	870-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BCOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false